Prepaid Expenses and Other Current Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5.Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	June 30,	December 31,
	2026	2025
Prepaid expenses	$262,118	$227,929
Deposits	212,484	191,087
Other	92,980	76,398
Total prepaid expenses and other current assets	$567,582	$495,414

5.	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31:

	2025	2024
Prepaid expenses	$227,929	$148,166
Deposits	191,087	208,103
Other	76,398	86,400
Total prepaid expenses and other current assets	$495,414	$422,669